CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (14,540,647)		$ (11,666,120)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest earned on marketable securities held in Trust Account	(1,272)		(74,465)
Increase (Decrease) in Operating Capital [Abstract]
Net cash used in operating activities	(9,002,960)		(11,236,244)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Net cash used in investing activities	(6,501,688)		(2,568,383)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net cash provided by financing activities	1,132,986		72,991
Net increase in cash, cash equivalents, and restricted cash	(14,371,662)		(13,731,636)
Cash, cash equivalents, and restricted cash, beginning of period	33,483,090		28,808,017	$ 15,076,381
Cash, cash equivalents, and restricted cash, end of year	19,111,428	$ 15,076,381	15,076,381	19,111,428
LifeSci Acquisition II Corp
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss		(1,000)		(561,449)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest earned on marketable securities held in Trust Account				(30,397)
Increase (Decrease) in Operating Capital [Abstract]
Prepaid expenses				(121,157)
Accounts payable and accrued expenses		1,000		130,805
Net cash used in operating activities				(582,198)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash into Trust Account				(80,090,412)
Net cash used in investing activities				(80,090,412)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of common stock to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid				78,488,602
Proceeds from sale of Private Placement Warrants				2,831,809
Proceeds from promissory note - related party				175,000
Repayment of promissory note - related party				(175,000)
Payment of offering costs				(256,690)
Net cash provided by financing activities		25,000		81,063,721
Net increase in cash, cash equivalents, and restricted cash		25,000		391,111
Cash, cash equivalents, and restricted cash, beginning of period				25,000
Cash, cash equivalents, and restricted cash, end of year	$ 416,111	25,000	$ 25,000	416,111
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Deferred offering costs included in accrued offering costs		$ 28,000
Initial classification of common stock subject to possible redemption				76,087,640
Change in value of Class A common stock subject to possible redemption				$ (561,370)